BUSINESS COMBINATION (Details) ¥ in Thousands, $ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2017 CNY (¥)	Sep. 28, 2016 CNY (¥)	Oct. 08, 2015 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2017
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill						¥ 110,424	¥ 110,424	¥ 9,541	$ 1,347	¥ 9,541
Goodwill impairment loss							¥ 3,670
Chefang
BUSINESS COMBINATION
Percentage of voting interest acquired	10.04%		26.00%			49.00%	49.00%
Percentage of voting interest including subsequent acquisition	51.00%	40.96%				100.00%	100.00%
Consideration transferred			¥ 10,000
Cash consideration	¥ 3,000	¥ 10,000				¥ 2,000
Remeasurement gain on previously held equity interests							¥ 3,900
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill	¥ 7,800
Goodwill impairment loss							¥ 3,700
Baogu
BUSINESS COMBINATION
Percentage of voting interest acquired				70.00%	30.00%						30.00%
Consideration transferred					¥ 12,200
Cash consideration				¥ 4,000
Remeasurement gain on previously held equity interests				1,300
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill				¥ 4,200